SEGALL BRYANT & HAMILL TRUST

Segall Bryant & Hamill Small Cap Value Fund

Segall Bryant & Hamill Small Cap Growth Fund

Segall Bryant & Hamill Small Cap Core Fund

Segall Bryant & Hamill All Cap Fund

Segall Bryant & Hamill Emerging Markets Fund

Segall Bryant & Hamill International Small Cap Fund

Segall Bryant & Hamill International Equity Fund

Segall Bryant & Hamill Global All Cap Fund

Segall Bryant & Hamill Short Term Plus Fund

Segall Bryant & Hamill Plus Bond Fund

Segall Bryant & Hamill Quality High Yield Fund

Segall Bryant & Hamill Municipal Opportunities Fund

Segall Bryant & Hamill Colorado Tax Free Fund

Barrett Growth Fund

Barrett Opportunity Fund

(the “Funds”)

Supplement dated August 19, 2025 to the

Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”),

each dated April 30, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus, and SAI and should be read in conjunction with the Summary Prospectus, Prospectus and SAI for each Fund.

Over the course of a special shareholder meeting (including adjournments) commencing May 30, 2025 and ending on August 15, 2025, a new investment advisory agreement (the “New Advisory Agreement”) between Segall Bryant & Hamill Trust, on behalf of each Fund, and Segall Bryant & Hamill, LLC, the Funds’ investment adviser (the “Adviser”), was approved by each Fund’s shareholders.

The transaction whereby CI Financial Corp., the ultimate parent company of the Adviser was acquired by Accelerate Holdings Corp., a company ultimately controlled by Mubadala Capital, closed on August 12, 2025 (the “Closing Date”). Accordingly, the New Advisory Agreement went into effect with respect to each Fund on the Closing Date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEGALL BRYANT & HAMILL TRUST

Segall Bryant & Hamill Select Equity ETF

(the “Fund”)

Supplement dated August 19, 2025 to the

Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),

each dated April 30, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus, and SAI and should be read in conjunction with the Summary Prospectus, Prospectus and SAI for the Fund.

The transaction whereby CI Financial Corp., the ultimate parent company of the Segall Bryant & Hamill, LLC, the Fund’s investment adviser (the “Adviser”) was acquired by Accelerate Holdings Corp., a company ultimately controlled by Mubadala Capital, closed on August 12, 2025 (the “Closing Date”). Accordingly, an interim advisory agreement between the Trust, on behalf of the Fund, and the Adviser, went into effect on the Closing Date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE